SUBSEQUENT EVENTS (Details) - Subsequent Event - Mr. Wei Zhu	Mar. 28, 2022 USD ($)
Book value of bitcoins stored in out of control wallet	$ 8,197,290
Book value of bitcoins transferred to other unknown wallets	$ 6,528,217